Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2013
Cash and cash equivalents and restricted cash
Note 4.	Cash and cash equivalents and restricted cash

As of December 31, 2012 and 2013, cash amounting to $46,088 and $30,482, respectively has been pledged as collateral to secure the long term debt (Note 12).

Cash restrictions as to withdrawal or usage related to the restricted cash as of December 31, 2013 were due to office lease agreements and credit cards, as well as amounts placed in escrow in compliance with certain asset purchase agreements.